Vanguard S&P Small-Cap 600 Growth Index Fund
Supplement Dated March 20, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023
Important Changes to Vanguard S&P Small-Cap 600 Growth Index Fund

Effective immediately, Vanguard S&P Small-Cap 600 Growth Index Fund’s Institutional Shares are permanently closed to all investors. All references to the Institutional Shares with respect to Vanguard S&P Small-Cap 600 Growth Index Fund are hereby deleted in their entirety. In addition, Vanguard S&P Small-Cap 600 Growth ETF will now rely on Rule 6c-11 under the Investment Company Act of 1940.

Effective March 21, 2024, Vanguard S&P Small-Cap 600 Growth ETF will generally seek to disclose complete portfolio holdings, including other investment positions, at the beginning of each business day in accordance with Rule 6c-11.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 1845A 032024

Vanguard Admiral Funds

Supplement Dated March 20, 2024, to the Statement of Additional Information Dated December 22, 2024

Important Changes to Vanguard S&P Small-Cap 600 Growth Index Fund

Effective immediately, Vanguard S&P Small-Cap 600 Growth Index Fund’s Institutional Shares are permanently closed to all investors. All references to the Institutional Shares with respect to Vanguard S&P Small-Cap 600 Growth Index Fund are hereby deleted in their entirety. In addition, Vanguard S&P Small-Cap 600 Growth ETF will now rely on Rule 6c-11 under the Investment Company Act of 1940.

Effective March 21, 2024, Vanguard S&P Small-Cap 600 Growth ETF will generally seek to disclose complete portfolio holdings, including other investment positions, at the beginning of each business day in accordance with Rule 6c-11.
© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 3340A 032024